Commitments and Guarantees - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments And Guarantees [Abstract]
Contingent rent	$ 0	$ 0
Contingent liabilities		$ 0